Quarterly Report
September 30, 2022
Elfun Diversified Fund

Elfun Diversified Fund
Quarterly Report
September 30, 2022

Page
Schedule of Investments	1
Notes to Schedule of Investments	28

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 29.7% †
Common Stock - 29.7%
Advertising - 0.0% *
Omnicom Group Inc. (a)	341	$21,514
The Interpublic Group of Companies Inc. (a)	566	14,489
		36,003
Aerospace & Defense - 0.5%
General Dynamics Corp. (a)	370	78,503
Howmet Aerospace Inc. (a)	619	19,146
Huntington Ingalls Industries Inc. (a)	71	15,726
L3Harris Technologies Inc. (a)	307	63,804
Lockheed Martin Corp. (a)	382	147,563
Northrop Grumman Corp. (a)	239	112,406
Raytheon Technologies Corp. (a)	2,407	197,037
Textron Inc. (a)	298	17,361
The Boeing Co. (a)(b)	915	110,788
TransDigm Group Inc. (a)	86	45,135
		807,469
Agricultural & Farm Machinery - 0.1%
Deere & Co. (a)	451	150,584
Agricultural Products - 0.0% *
Archer-Daniels-Midland Co. (a)	909	73,129
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc. (a)	206	19,840
Expeditors International of Washington Inc. (a)	272	24,020
FedEx Corp. (a)	382	56,716
United Parcel Service Inc., Class B (a)	1,188	191,909
		292,485
Airlines - 0.1%
Alaska Air Group Inc. (a)(b)	181	7,086
American Airlines Group Inc. (a)(b)	994	11,968
Delta Air Lines Inc. (a)(b)	1,100	30,866
Southwest Airlines Co. (a)(b)	962	29,668
United Airlines Holdings Inc. (a)(b)	536	17,436
		97,024
Alternative Carriers - 0.0% *
Lumen Technologies Inc. (a)	1,474	10,731
Apparel Retail - 0.1%
Ross Stores Inc. (a)	582	49,045
The TJX Companies Inc. (a)	1,929	119,830
		168,875
Apparel, Accessories & Luxury Goods - 0.0% *
Ralph Lauren Corp. (a)	75	6,370
Tapestry Inc. (a)	436	12,395
VF Corp. (a)	524	15,673
		34,438
Application Software - 0.6%
Adobe Inc. (a)(b)	765	210,528
ANSYS Inc. (a)(b)	141	31,260
Autodesk Inc. (a)(b)	348	65,007
	Number of Shares	Fair Value
Cadence Design Systems Inc. (a)(b)	442	$72,236
Ceridian HCM Holding Inc. (b)	206	11,511
Citrix Systems Inc. (a)	197	20,488
Intuit Inc. (a)	457	177,005
Paycom Software Inc. (a)(b)	77	25,409
PTC Inc. (b)	200	20,920
Roper Technologies Inc. (a)	177	63,656
Salesforce Inc. (a)(b)	1,607	231,151
Synopsys Inc. (a)(b)	245	74,850
Tyler Technologies Inc. (a)(b)	66	22,935
		1,026,956
Asset Management & Custody Banks - 0.2%
Ameriprise Financial Inc. (a)	182	45,855
BlackRock Inc. (a)	244	134,268
Franklin Resources Inc. (a)	492	10,588
Invesco Ltd. (a)	609	8,343
Northern Trust Corp. (a)	336	28,748
State Street Corp. (a)(c)	584	35,513
T Rowe Price Group Inc. (a)	376	39,484
The Bank of New York Mellon Corp. (a)	1,195	46,032
		348,831
Auto Parts & Equipment - 0.0% *
BorgWarner Inc. (a)	439	13,785
Automobile Manufacturers - 0.8%
Ford Motor Co. (a)	6,315	70,728
General Motors Co. (a)	2,333	74,866
Tesla Inc. (a)(b)	4,318	1,145,350
		1,290,944
Automotive Retail - 0.1%
Advance Auto Parts Inc. (a)	98	15,321
AutoZone Inc. (a)(b)	32	68,542
CarMax Inc. (a)(b)	259	17,099
O'Reilly Automotive Inc. (a)(b)	105	73,852
		174,814
Biotechnology - 0.7%
AbbVie Inc. (a)	2,863	384,243
Amgen Inc. (a)	863	194,520
Biogen Inc. (a)(b)	232	61,944
Gilead Sciences Inc. (a)	1,976	121,899
Incyte Corp. (a)(b)	299	19,925
Moderna Inc. (b)	554	65,511
Regeneron Pharmaceuticals Inc. (a)(b)	173	119,175
Vertex Pharmaceuticals Inc. (a)(b)	420	121,607
		1,088,824
Brewers - 0.0% *
Molson Coors Beverage Co., Class B (a)	281	13,485
Broadcasting - 0.0% *
Fox Corp., Class A	497	15,248
Fox Corp., Class B (a)	283	8,066
Paramount Global, Class B (a)	804	15,308
		38,622
Building Products - 0.1%
A O Smith Corp. (a)	200	9,716
Carrier Global Corp. (a)	1,413	50,246

See Notes to Schedule of Investments.
Elfun Diversified Fund	1

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Fortune Brands Home & Security Inc. (a)	238	$12,778
Johnson Controls International PLC (a)	1,085	53,404
Masco Corp. (a)	373	17,416
		143,560
Cable & Satellite - 0.2%
Charter Communications Inc., Class A (a)(b)	185	56,120
Comcast Corp., Class A (a)	7,125	208,976
DISH Network Corp., Class A (a)(b)	432	5,975
		271,071
Casinos & Gaming - 0.0% *
Caesars Entertainment Inc. (a)(b)	382	12,323
Las Vegas Sands Corp. (a)(b)	571	21,424
MGM Resorts International (a)	520	15,455
Wynn Resorts Ltd. (a)(b)	178	11,219
		60,421
Commodity Chemicals - 0.1%
Dow Inc. (a)	1,122	49,290
LyondellBasell Industries N.V., Class A (a)	429	32,295
		81,585
Communications Equipment - 0.2%
Arista Networks Inc. (a)(b)	372	41,995
Cisco Systems Inc. (a)	6,713	268,520
F5 Inc. (a)(b)	91	13,171
Juniper Networks Inc. (a)	445	11,623
Motorola Solutions Inc. (a)	279	62,488
		397,797
Computer & Electronics Retail - 0.0% *
Best Buy Company Inc. (a)	346	21,916
Construction & Engineering - 0.0% *
Quanta Services Inc. (a)	229	29,172
Construction Machinery & Heavy Trucks - 0.2%
Caterpillar Inc. (a)	861	141,273
Cummins Inc. (a)	234	47,621
PACCAR Inc. (a)	577	48,289
Westinghouse Air Brake Technologies Corp. (a)	299	24,324
		261,507
Construction Materials - 0.0% *
Martin Marietta Materials Inc. (a)	101	32,531
Vulcan Materials Co. (a)	215	33,908
		66,439
Consumer Finance - 0.2%
American Express Co. (a)	984	132,751
Capital One Financial Corp. (a)	628	57,883
Discover Financial Services (a)	434	39,459
Synchrony Financial (a)	803	22,637
		252,730
Copper - 0.0% *
Freeport-McMoRan Inc. (a)	2,327	63,597
	Number of Shares	Fair Value
Data Processing & Outsourced Services - 1.0%
Automatic Data Processing Inc. (a)	674	$152,452
Broadridge Financial Solutions Inc. (a)	186	26,843
Fidelity National Information Services Inc. (a)	1,000	75,570
Fiserv Inc. (a)(b)	1,032	96,564
FleetCor Technologies Inc. (a)(b)	131	23,078
Global Payments Inc. (a)	441	47,650
Jack Henry & Associates Inc. (a)	115	20,961
Mastercard Inc., Class A (a)	1,381	392,674
Paychex Inc. (a)	536	60,145
PayPal Holdings Inc. (a)(b)	1,870	160,951
Visa Inc., Class A (a)	2,647	470,240
		1,527,128
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B (a)	262	17,441
Constellation Brands Inc., Class A (a)	255	58,569
		76,010
Distributors - 0.0% *
Genuine Parts Co. (a)	230	34,344
LKQ Corp. (a)	436	20,557
Pool Corp. (a)	64	20,365
		75,266
Diversified Banks - 0.8%
Bank of America Corp. (a)	11,391	344,008
Citigroup Inc. (a)	3,114	129,761
JPMorgan Chase & Co. (a)	4,762	497,629
U.S. Bancorp (a)	2,153	86,809
Wells Fargo & Co. (a)	6,132	246,629
		1,304,836
Diversified Support Services - 0.1%
Cintas Corp. (a)	137	53,182
Copart Inc. (a)(b)	354	37,666
		90,848
Drug Retail - 0.0% *
Walgreens Boots Alliance Inc. (a)	1,187	37,272
Electric Utilities - 0.6%
Alliant Energy Corp. (a)	434	22,998
American Electric Power Company Inc. (a)	824	71,235
Constellation Energy Corp.	474	39,432
Duke Energy Corp. (a)	1,266	117,763
Edison International (a)	643	36,381
Entergy Corp. (a)	322	32,403
Evergy Inc. (a)	366	21,740
Eversource Energy (a)	572	44,593
Exelon Corp. (a)	1,623	60,798
FirstEnergy Corp. (a)	862	31,894
NextEra Energy Inc. (a)	3,179	249,265
NRG Energy Inc. (a)	355	13,586
PG&E Corp. (b)	2,600	32,500
Pinnacle West Capital Corp. (a)	200	12,902
PPL Corp. (a)	1,255	31,814

See Notes to Schedule of Investments.
2	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
The Southern Co. (a)	1,706	$116,008
Xcel Energy Inc. (a)	866	55,424
		990,736
Electrical Components & Equipment - 0.2%
AMETEK Inc. (a)	382	43,323
Eaton Corporation PLC (a)	641	85,484
Emerson Electric Co. (a)	989	72,414
Generac Holdings Inc. (a)(b)	101	17,992
Rockwell Automation Inc. (a)	193	41,516
		260,729
Electronic Components - 0.1%
Amphenol Corp., Class A (a)	950	63,612
Corning Inc. (a)	1,240	35,985
		99,597
Electronic Equipment & Instruments - 0.1%
Keysight Technologies Inc. (a)(b)	302	47,523
Teledyne Technologies Inc. (a)(b)	75	25,310
Trimble Inc. (a)(b)	400	21,708
Zebra Technologies Corp., Class A (a)(b)	85	22,271
		116,812
Environmental & Facilities Services - 0.1%
Republic Services Inc. (a)	346	47,070
Rollins Inc. (a)	425	14,739
Waste Management Inc. (a)	606	97,087
		158,896
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc. (a)	301	28,971
Corteva Inc. (a)	1,182	67,552
FMC Corp. (a)	199	21,034
The Mosaic Co. (a)	530	25,615
		143,172
Financial Exchanges & Data - 0.4%
Cboe Global Markets Inc. (a)	168	19,718
CME Group Inc. (a)	589	104,329
FactSet Research Systems Inc.	60	24,007
Intercontinental Exchange Inc.	914	82,580
MarketAxess Holdings Inc. (a)	67	14,907
Moody's Corp. (a)	257	62,479
MSCI Inc. (a)	135	56,942
Nasdaq Inc. (a)	564	31,967
S&P Global Inc.	551	168,248
		565,177
Food Distributors - 0.0% *
Sysco Corp. (a)	828	58,548
Food Retail - 0.0% *
The Kroger Co. (a)	1,081	47,294
Footwear - 0.1%
NIKE Inc., Class B (a)	2,051	170,479
Gas Utilities - 0.0% *
Atmos Energy Corp. (a)	216	22,000
General Merchandise Stores - 0.2%
Dollar General Corp. (a)	375	89,947
	Number of Shares	Fair Value
Dollar Tree Inc. (a)(b)	336	$45,730
Target Corp. (a)	759	112,628
		248,305
Gold - 0.0% *
Newmont Corp. (a)	1,255	52,748
Health Care REITs - 0.1%
Healthpeak Properties Inc. (a)	827	18,955
Ventas Inc. (a)	618	24,825
Welltower Inc. (a)	776	49,912
		93,692
Healthcare Distributors - 0.1%
AmerisourceBergen Corp. (a)	238	32,209
Cardinal Health Inc. (a)	400	26,672
Henry Schein Inc. (a)(b)	164	10,786
McKesson Corp. (a)	233	79,190
		148,857
Healthcare Equipment - 0.7%
Abbott Laboratories (a)	2,834	274,218
ABIOMED Inc. (a)(b)	80	19,653
Baxter International Inc. (a)	835	44,973
Becton Dickinson & Co. (a)	468	104,284
Boston Scientific Corp. (a)(b)	2,299	89,040
Dexcom Inc. (a)(b)	653	52,593
Edwards Lifesciences Corp. (a)(b)	1,019	84,200
Hologic Inc. (a)(b)	402	25,937
IDEXX Laboratories Inc. (a)(b)	140	45,612
Intuitive Surgical Inc. (a)(b)	590	110,590
ResMed Inc. (a)	243	53,047
STERIS PLC (a)	162	26,937
Stryker Corp. (a)	552	111,802
Teleflex Inc. (a)	72	14,505
Zimmer Biomet Holdings Inc. (a)	331	34,606
		1,091,997
Healthcare Facilities - 0.0% *
HCA Healthcare Inc. (a)	346	63,592
Universal Health Services Inc., Class B (a)	112	9,876
		73,468
Healthcare Services - 0.3%
Cigna Corp. (a)	494	137,070
CVS Health Corp. (a)	2,119	202,089
DaVita Inc. (a)(b)	88	7,284
Laboratory Corporation of America Holdings (a)	151	30,926
Quest Diagnostics Inc. (a)	189	23,189
		400,558
Healthcare Supplies - 0.0% *
Align Technology Inc. (a)(b)	118	24,439
DENTSPLY SIRONA Inc. (a)	353	10,008
The Cooper Companies Inc. (a)	79	20,848
		55,295
Home Building - 0.1%
D.R. Horton Inc. (a)	509	34,281
Lennar Corp., Class A (a)	409	30,491
NVR Inc. (a)(b)	5	19,935

See Notes to Schedule of Investments.
Elfun Diversified Fund	3

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
PulteGroup Inc. (a)	399	$14,963
		99,670
Home Furnishings - 0.0% *
Mohawk Industries Inc. (a)(b)	83	7,569
Home Improvement Retail - 0.4%
Lowe's Companies Inc. (a)	1,036	194,571
The Home Depot Inc. (a)	1,664	459,164
		653,735
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts Inc. (a)	1,133	17,992
Hotels, Resorts & Cruise Lines - 0.2%
Booking Holdings Inc. (a)(b)	64	105,166
Carnival Corp. (a)(b)	1,199	8,429
Expedia Group Inc. (a)(b)	242	22,673
Hilton Worldwide Holdings Inc. (a)	437	52,711
Marriott International Inc., Class A (a)	459	64,324
Norwegian Cruise Line Holdings Ltd. (a)(b)	648	7,361
Royal Caribbean Cruises Ltd. (a)(b)	348	13,189
		273,853
Household Appliances - 0.0% *
Whirlpool Corp. (a)	93	12,537
Household Products - 0.4%
Church & Dwight Company Inc. (a)	355	25,361
Colgate-Palmolive Co. (a)	1,373	96,453
Kimberly-Clark Corp. (a)	563	63,360
The Clorox Co. (a)	197	25,293
The Procter & Gamble Co. (a)	3,890	491,113
		701,580
Housewares & Specialties - 0.0% *
Newell Brands Inc. (a)	612	8,501
Human Resource & Employment Services - 0.0% *
Robert Half International Inc. (a)	166	12,699
Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp. (a)	718	339,090
Walmart Inc. (a)	2,315	300,255
		639,345
Independent Power Producers & Energy Traders - 0.0% *
The AES Corp. (a)	1,024	23,142
Industrial Conglomerates - 0.2%
3M Co. (a)	890	98,345
General Electric Co.	1,795	111,128
Honeywell International Inc. (a)	1,100	183,667
		393,140
Industrial Gases - 0.1%
Air Products & Chemicals Inc. (a)	356	82,852
Industrial Machinery - 0.2%
Dover Corp. (a)	232	27,047
Fortive Corp. (a)	580	33,814
	Number of Shares	Fair Value
IDEX Corp. (a)	121	$24,182
Illinois Tool Works Inc. (a)	455	82,196
Ingersoll Rand Inc. (a)	659	28,508
Nordson Corp.	100	21,227
Otis Worldwide Corp. (a)	656	41,853
Parker-Hannifin Corp. (a)	214	51,854
Snap-on Inc. (a)	84	16,914
Stanley Black & Decker Inc. (a)	263	19,780
Xylem Inc. (a)	287	25,072
		372,447
Industrial REITs - 0.1%
Duke Realty Corp. (a)	605	29,161
Prologis Inc. (a)	1,194	121,310
		150,471
Insurance Brokers - 0.2%
Aon PLC, Class A (a)	348	93,219
Arthur J Gallagher & Co. (a)	350	59,927
Brown & Brown Inc.	400	24,192
Marsh & McLennan Companies Inc. (a)	803	119,880
		297,218
Integrated Oil & Gas - 0.7%
Chevron Corp. (a)	2,928	420,666
Exxon Mobil Corp. (a)	6,782	592,136
Occidental Petroleum Corp. (a)	1,198	73,617
		1,086,419
Integrated Telecommunication Services - 0.3%
AT&T Inc. (a)	11,603	177,990
Verizon Communications Inc. (a)	6,750	256,298
		434,288
Interactive Home Entertainment - 0.1%
Activision Blizzard Inc. (a)	1,146	85,194
Electronic Arts Inc. (a)	422	48,829
Take-Two Interactive Software Inc. (a)(b)	263	28,667
		162,690
Interactive Media & Services - 1.5%
Alphabet Inc., Class C (a)(b)	8,689	835,447
Alphabet Inc., Class A (a)(b)	9,718	929,527
Match Group Inc. (b)	446	21,296
Meta Platforms Inc., Class A (a)(b)	3,693	501,066
Twitter Inc. (a)(b)	1,034	45,331
		2,332,667
Internet & Direct Marketing Retail - 1.0%
Amazon.com Inc. (a)(b)	14,371	1,623,923
eBay Inc. (a)	891	32,797
Etsy Inc. (a)(b)	198	19,826
		1,676,546
Internet Services & Infrastructure - 0.0% *
Akamai Technologies Inc. (a)(b)	259	20,803
VeriSign Inc. (a)(b)	155	26,923
		47,726

See Notes to Schedule of Investments.
4	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Investment Banking & Brokerage - 0.3%
Morgan Stanley (a)	2,151	$169,951
Raymond James Financial Inc. (a)	306	30,239
The Charles Schwab Corp. (a)	2,490	178,956
The Goldman Sachs Group Inc. (a)	555	162,643
		541,789
IT Consulting & Other Services - 0.2%
Cognizant Technology Solutions Corp., Class A (a)	844	48,479
DXC Technology Co. (a)(b)	386	9,449
EPAM Systems Inc. (b)	94	34,046
Gartner Inc. (a)(b)	133	36,800
International Business Machines Corp. (a)	1,453	172,631
		301,405
Leisure Products - 0.0% *
Hasbro Inc. (a)	199	13,417
Life & Health Insurance - 0.1%
Aflac Inc. (a)	914	51,367
Globe Life Inc. (a)	143	14,257
Lincoln National Corp. (a)	284	12,470
MetLife Inc. (a)	1,120	68,074
Principal Financial Group Inc. (a)	390	28,138
Prudential Financial Inc. (a)	624	53,527
		227,833
Life Sciences Tools & Services - 0.6%
Agilent Technologies Inc. (a)	500	60,775
Bio-Rad Laboratories Inc., Class A (a)(b)	34	14,183
Bio-Techne Corp.	60	17,040
Charles River Laboratories International Inc. (b)	100	19,680
Danaher Corp. (a)	1,063	274,562
Illumina Inc. (a)(b)	261	49,796
IQVIA Holdings Inc. (a)(b)	298	53,980
Mettler-Toledo International Inc. (a)(b)	38	41,197
PerkinElmer Inc. (a)	203	24,427
Thermo Fisher Scientific Inc. (a)	634	321,558
Waters Corp. (a)(b)	99	26,684
West Pharmaceutical Services Inc. (a)	117	28,791
		932,673
Managed Healthcare - 0.7%
Centene Corp. (a)(b)	938	72,986
Elevance Health Inc. (a)	389	176,699
Humana Inc. (a)	208	100,919
Molina Healthcare Inc. (b)	93	30,675
UnitedHealth Group Inc. (a)	1,516	765,641
		1,146,920
Metal & Glass Containers - 0.0% *
Ball Corp. (a)	525	25,368
Movies & Entertainment - 0.3%
Live Nation Entertainment Inc. (a)(b)	211	16,044
Netflix Inc. (a)(b)	717	168,810
The Walt Disney Co. (a)(b)	2,950	278,274
	Number of Shares	Fair Value
Warner Bros Discovery Inc. (b)	3,672	$42,228
		505,356
Multi-Line Insurance - 0.1%
American International Group Inc. (a)	1,182	56,121
Assurant Inc. (a)	90	13,074
The Hartford Financial Services Group Inc. (a)	558	34,563
		103,758
Multi-Sector Holdings - 0.5%
Berkshire Hathaway Inc., Class B (a)(b)	2,935	783,704
Multi-Utilities - 0.3%
Ameren Corp. (a)	409	32,945
CenterPoint Energy Inc. (a)	1,040	29,307
CMS Energy Corp. (a)	465	27,082
Consolidated Edison Inc. (a)	589	50,513
Dominion Energy Inc. (a)	1,334	92,193
DTE Energy Co. (a)	308	35,435
NiSource Inc. (a)	592	14,912
Public Service Enterprise Group Inc. (a)	808	45,434
Sempra Energy (a)	504	75,570
WEC Energy Group Inc. (a)	524	46,861
		450,252
Office REITs - 0.0% *
Alexandria Real Estate Equities Inc. (a)	235	32,945
Boston Properties Inc. (a)	225	16,868
Vornado Realty Trust (a)	312	7,226
		57,039
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co. (a)	1,515	31,754
Halliburton Co. (a)	1,463	36,019
Schlumberger N.V. (a)	2,350	84,365
		152,138
Oil & Gas Exploration & Production - 0.4%
APA Corp. (a)	521	17,813
ConocoPhillips (a)	2,040	208,774
Coterra Energy Inc. (a)	1,295	33,825
Devon Energy Corp. (a)	1,086	65,301
Diamondback Energy Inc. (a)	277	33,367
EOG Resources Inc. (a)	964	107,708
EQT Corp.	600	24,450
Hess Corp. (a)	446	48,610
Marathon Oil Corp. (a)	1,099	24,815
Pioneer Natural Resources Co. (a)	385	83,364
		648,027
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp. (a)	768	76,286
Phillips 66 (a)	802	64,737
Valero Energy Corp. (a)	632	67,529
		208,552
Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan Inc. (a)	3,204	53,315
ONEOK Inc. (a)	738	37,815

See Notes to Schedule of Investments.
Elfun Diversified Fund	5

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
The Williams Companies Inc. (a)	2,031	$58,147
		149,277
Packaged Foods & Meats - 0.3%
Campbell Soup Co. (a)	313	14,749
Conagra Brands Inc. (a)	826	26,952
General Mills Inc. (a)	964	73,852
Hormel Foods Corp. (a)	417	18,948
Kellogg Co. (a)	438	30,511
Lamb Weston Holdings Inc. (a)	221	17,101
McCormick & Company Inc. (a)	395	28,152
Mondelez International Inc., Class A (a)	2,178	119,420
The Hershey Co. (a)	243	53,574
The J M Smucker Co. (a)	172	23,635
The Kraft Heinz Co. (a)	1,163	38,786
Tyson Foods Inc., Class A (a)	407	26,833
		472,513
Paper Packaging - 0.1%
Avery Dennison Corp. (a)	132	21,476
International Paper Co. (a)	644	20,415
Packaging Corp. of America (a)	151	16,956
Sealed Air Corp. (a)	264	11,751
Westrock Co. (a)	413	12,757
		83,355
Personal Products - 0.1%
The Estee Lauder Companies Inc., Class A (a)	380	82,042
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co. (a)	3,497	248,602
Catalent Inc. (a)(b)	289	20,912
Eli Lilly & Co. (a)	1,278	413,241
Johnson & Johnson (a)	4,268	697,220
Merck & Company Inc. (a)	4,072	350,681
Organon & Co.	387	9,056
Pfizer Inc. (a)	9,139	399,923
Viatris Inc. (a)	1,887	16,077
Zoetis Inc. (a)	753	111,662
		2,267,374
Property & Casualty Insurance - 0.2%
Cincinnati Financial Corp. (a)	240	21,497
Loews Corp. (a)	311	15,500
The Allstate Corp. (a)	431	53,673
The Progressive Corp. (a)	959	111,445
The Travelers Companies Inc. (a)	379	58,063
W R Berkley Corp. (a)	350	22,603
		282,781
Publishing - 0.0% *
News Corp., Class A	611	9,232
News Corp., Class B (a)	142	2,190
		11,422
Railroads - 0.2%
CSX Corp. (a)	3,449	91,881
Norfolk Southern Corp. (a)	390	81,764
Union Pacific Corp. (a)	1,015	197,742
		371,387
	Number of Shares	Fair Value
Real Estate Services - 0.0% *
CBRE Group Inc., Class A (a)(b)	544	$36,725
Regional Banks - 0.3%
Citizens Financial Group Inc. (a)	801	27,522
Comerica Inc. (a)	166	11,803
Fifth Third Bancorp. (a)	1,088	34,772
First Republic Bank (a)	297	38,773
Huntington Bancshares Inc. (a)	2,334	30,762
KeyCorp (a)	1,472	23,581
M&T Bank Corp. (a)	280	49,370
Regions Financial Corp. (a)	1,497	30,045
Signature Bank	99	14,949
SVB Financial Group (a)(b)	94	31,563
The PNC Financial Services Group Inc. (a)	678	101,307
Truist Financial Corp. (a)	2,177	94,787
Zions Bancorp NA (a)	252	12,817
		502,051
Research & Consulting Services - 0.1%
CoStar Group Inc. (b)	600	41,790
Equifax Inc. (a)	194	33,257
Jacobs Solutions Inc.	207	22,457
Leidos Holdings Inc. (a)	223	19,506
Nielsen Holdings PLC (a)	601	16,660
Verisk Analytics Inc. (a)	262	44,679
		178,349
Residential REITs - 0.1%
AvalonBay Communities Inc. (a)	232	42,732
Camden Property Trust	200	23,890
Equity Residential (a)	544	36,568
Essex Property Trust Inc. (a)	105	25,434
Invitation Homes Inc.	900	30,393
Mid-America Apartment Communities Inc. (a)	186	28,843
UDR Inc. (a)	517	21,564
		209,424
Restaurants - 0.4%
Chipotle Mexican Grill Inc. (a)(b)	45	67,624
Darden Restaurants Inc. (a)	203	25,643
Domino's Pizza Inc. (a)	55	17,061
McDonald's Corp. (a)	1,197	276,196
Starbucks Corp. (a)	1,851	155,965
Yum! Brands Inc. (a)	474	50,405
		592,894
Retail REITs - 0.1%
Federal Realty Investment Trust	139	12,527
Kimco Realty Corp. (a)	1,010	18,594
Realty Income Corp. (a)	1,005	58,491
Regency Centers Corp. (a)	234	12,601
Simon Property Group Inc. (a)	546	49,003
		151,216
Semiconductor Equipment - 0.2%
Applied Materials Inc. (a)	1,405	115,112
Enphase Energy Inc. (a)(b)	225	62,431
KLA Corp. (a)	228	68,999
Lam Research Corp. (a)	227	83,082

See Notes to Schedule of Investments.
6	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Teradyne Inc. (a)	261	$19,614
		349,238
Semiconductors - 1.2%
Advanced Micro Devices Inc. (a)(b)	2,619	165,940
Analog Devices Inc. (a)	838	116,767
Broadcom Inc. (a)	653	289,938
Intel Corp. (a)	6,626	170,752
Microchip Technology Inc. (a)	927	56,575
Micron Technology Inc. (a)	1,744	87,374
Monolithic Power Systems Inc. (a)	70	25,438
NVIDIA Corp. (a)	4,060	492,843
ON Semiconductor Corp. (b)	700	43,631
Qorvo Inc. (a)(b)	156	12,388
QUALCOMM Inc. (a)	1,811	204,607
Skyworks Solutions Inc. (a)	263	22,426
Texas Instruments Inc. (a)	1,492	230,932
		1,919,611
Soft Drinks - 0.5%
Keurig Dr Pepper Inc.	1,400	50,148
Monster Beverage Corp. (a)(b)	577	50,176
PepsiCo Inc. (a)	2,240	365,702
The Coca-Cola Co. (a)	6,282	351,918
		817,944
Specialized REITs - 0.4%
American Tower Corp. (a)	751	161,240
Crown Castle Inc. (a)	711	102,775
Digital Realty Trust Inc. (a)	474	47,011
Equinix Inc. (a)	150	85,326
Extra Space Storage Inc. (a)	222	38,342
Iron Mountain Inc. (a)	505	22,205
Public Storage (a)	245	71,738
SBA Communications Corp. (a)	180	51,237
VICI Properties Inc.	1,600	47,760
Weyerhaeuser Co. (a)	1,231	35,157
		662,791
Specialty Chemicals - 0.2%
Albemarle Corp. (a)	194	51,301
Celanese Corp. (a)	173	15,629
DuPont de Nemours Inc. (a)	840	42,336
Eastman Chemical Co. (a)	205	14,565
Ecolab Inc. (a)	415	59,934
International Flavors & Fragrances Inc. (a)	423	38,421
PPG Industries Inc. (a)	392	43,391
The Sherwin-Williams Co. (a)	392	80,262
		345,839
Specialty Stores - 0.1%
Bath & Body Works Inc.	387	12,616
Tractor Supply Co. (a)	184	34,202
Ulta Beauty Inc. (a)(b)	88	35,305
		82,123
Steel - 0.0% *
Nucor Corp. (a)	415	44,401
Systems Software - 2.0%
Fortinet Inc. (a)(b)	1,043	51,243
Microsoft Corp. (a)	12,095	2,816,925
	Number of Shares	Fair Value
NortonLifeLock Inc. (a)	923	$18,589
Oracle Corp. (a)	2,468	150,721
ServiceNow Inc. (a)(b)	330	124,611
		3,162,089
Technology Distributors - 0.0% *
CDW Corp. (a)	220	34,338
Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc. (a)	24,501	3,386,038
Hewlett Packard Enterprise Co. (a)	2,063	24,715
HP Inc. (a)	1,479	36,857
NetApp Inc. (a)	367	22,699
Western Digital Corp. (a)(b)	544	17,707
		3,488,016
Tobacco - 0.2%
Altria Group Inc. (a)	2,963	119,646
Philip Morris International Inc.	2,507	208,106
		327,752
Trading Companies & Distributors - 0.1%
Fastenal Co. (a)	887	40,838
United Rentals Inc. (a)(b)	117	31,604
WW Grainger Inc. (a)	70	34,243
		106,685
Trucking - 0.0% *
JB Hunt Transport Services Inc. (a)	133	20,804
Old Dominion Freight Line Inc. (a)	151	37,564
		58,368
Water Utilities - 0.0% *
American Water Works Company Inc. (a)	301	39,178
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc. (a)(b)	969	130,011
Total Common Stock (Cost $37,470,234)		47,771,026
Preferred Stock - 0.0% *
Diversified Banks - 0.0% *
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (d)	1,469	32,979
Total Preferred Stock (Cost $36,725)		32,979
Total Domestic Equity (Cost $37,506,959)		47,804,005
Foreign Equity - 0.7%
Common Stock - 0.7%
Auto Parts & Equipment - 0.0% *
Aptiv PLC (a)(b)	448	35,038
Building Products - 0.1%
Allegion PLC (a)	139	12,466
Trane Technologies PLC (a)	389	56,331
		68,797
Consumer Electronics - 0.0% *
Garmin Ltd. (a)	243	19,515

See Notes to Schedule of Investments.
Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Electronic Manufacturing Services - 0.0% *
TE Connectivity Ltd. (a)	510	$56,284
Healthcare Equipment - 0.1%
Medtronic PLC (a)	2,167	174,985
Industrial Gases - 0.1%
Linde PLC (a)(b)	814	219,446
Industrial Machinery - 0.0% *
Pentair PLC (a)	253	10,279
Insurance Brokers - 0.0% *
Willis Towers Watson PLC (a)	176	35,366
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A (a)	1,025	263,733
Paper Packaging - 0.0% *
Amcor PLC (a)	2,485	26,664
Property & Casualty Insurance - 0.1%
Chubb Ltd. (a)	674	122,587
Reinsurance - 0.0% *
Everest Re Group Ltd. (a)	60	15,746
Semiconductor Equipment - 0.0% *
SolarEdge Technologies Inc. (b)	100	23,146
Semiconductors - 0.1%
NXP Semiconductors N.V. (a)	439	64,757
Technology Hardware, Storage & Peripherals - 0.0% *
Seagate Technology Holdings PLC	323	17,193
Total Common Stock (Cost $980,648)		1,153,536
Total Foreign Equity (Cost $980,648)		1,153,536

	Principal Amount
Bonds and Notes - 36.1%
U.S. Treasuries - 12.8%
U.S. Treasury Bonds
1.88% 02/15/41 - 02/15/51	$1,721,000	1,198,604
2.25% 08/15/46	572,000	411,661
2.38% 02/15/42	424,000	324,890
3.00% 08/15/48	1,594,600	1,347,686
U.S. Treasury Notes
0.25% 07/31/25	2,702,200	2,414,880
0.63% 10/15/24	606,000	563,249
0.75% 12/31/23 - 01/31/28	7,758,000	6,812,793
1.13% 01/15/25	1,270,000	1,182,985
1.25% 11/30/26	263,000	234,070
1.50% 02/29/24	1,694,000	1,628,821
1.63% 05/15/31	2,530,000	2,124,014
1.75% 01/31/29	838,000	731,810
2.88% 05/15/32	1,441,000	1,333,150
3.00% 06/30/24	322,000	314,956
		20,623,569
Agency Mortgage Backed - 8.5%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,428,387	1,261,132
	Principal Amount	Fair Value
4.50% 06/01/33 - 02/01/35	$1,159	$1,135
5.00% 07/01/35	7,666	7,687
5.50% 01/01/38 - 04/01/39	13,541	13,887
6.00% 06/01/33 - 11/01/37	33,098	34,545
6.50% 11/01/28	403	416
7.00% 12/01/29 - 08/01/36	8,539	9,026
7.50% 09/01/33	905	947
8.00% 07/01/26 - 11/01/30	1,020	1,072
8.50% 04/01/30	2,726	3,026
Federal National Mortgage Assoc.
2.50% 02/01/51 - 03/01/51	2,441,212	2,056,587
3.00% 03/01/50	247,347	217,036
3.50% 08/01/45 - 01/01/48	586,979	536,640
4.00% 01/01/41 - 01/01/50	561,874	529,207
4.50% 07/01/33 - 12/01/48	281,416	272,544
5.00% 03/01/34 - 05/01/39	22,051	22,117
5.50% 07/01/33 - 01/01/39	48,650	49,794
6.00% 02/01/29 - 05/01/41	169,498	176,715
6.50% 07/01/29 - 08/01/36	4,714	4,890
7.00% 05/01/33 - 12/01/33	464	481
7.50% 12/01/26 - 03/01/33	2,450	2,572
8.00% 06/01/24 - 12/01/30	1,780	1,792
Federal National Mortgage Assoc. 1.60% + 3 month USD LIBOR
2.97% 04/01/37 (d)	364	360
Federal National Mortgage Assoc. TBA
2.00% 10/01/37	354,959	312,347
2.00% 10/01/52 (e)	1,895,753	1,532,595
2.50% 10/01/52 (e)	829,395	695,892
3.50% 10/01/52	870,019	781,897
4.00% 10/01/52	988,040	915,709
4.50% 10/01/52	1,230,457	1,170,835
5.00% 10/01/52	92,155	89,773
Government National Mortgage Assoc.
3.00% 12/20/42 - 05/20/45	1,373,473	1,236,335
3.50% 08/20/48	238,528	219,809
4.00% 01/20/41 - 04/20/43	118,258	113,341
4.50% 08/15/33 - 03/20/41	49,871	49,077
5.00% 08/15/33	2,713	2,758
6.00% 07/15/33 - 04/15/34	4,204	4,419
6.50% 04/15/28 - 07/15/36	6,428	6,809
7.00% 04/15/28 - 10/15/36	2,463	2,596
7.50% 04/15/28	3,635	3,699
8.00% 05/15/30	130	135
Government National Mortgage Assoc. TBA
2.00% 10/01/52 (e)	908,692	754,651
2.50% 10/01/52	532,438	456,343
4.00% 10/01/52	220,302	205,442
		13,758,070
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (d)(f)	85,592	256
2.51% 07/25/29	224,000	197,986
4.05% 09/25/28 (d)	71,000	69,078
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/30 (f)	3,253	42
5.50% 06/15/33 (f)	2,296	381
7.50% 07/15/27 (f)	1,756	181

See Notes to Schedule of Investments.
8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (g)	$86	$79
8.00% 02/01/23 (f)**	6	—
8.00% 07/01/24 (f)	94	5
Federal National Mortgage Assoc. REMIC
1.15% 12/25/42 (d)(f)	18,368	643
5.00% 09/25/40 (f)	6,152	670
Federal National Mortgage Assoc. REMIC 6.00% - 3 month USD LIBOR
2.92% 07/25/38 (d)(f)	3,645	318
Federal National Mortgage Assoc. REMIC 6.55% - 3 month USD LIBOR
3.47% 11/25/41 (d)(f)	544,296	65,067
Federal National Mortgage Assoc. STRIPS
4.50% 08/25/35 - 01/25/36 (f)	5,188	671
5.00% 03/25/38 - 05/25/38 (f)	3,271	504
5.50% 12/25/33 (f)	1,189	225
6.00% 01/25/35 (f)	3,400	603
7.50% 11/25/23 (f)	419	10
8.00% 08/25/23 (f)**	5	—
8.00% 07/25/24 (f)	190	10
		336,729
Asset Backed - 0.1%
Enterprise Fleet Financing 2019-1 LLC
3.07% 10/20/24 (h)	73,589	73,570
Ford Credit Auto Owner Trust 2020-B
0.56% 10/15/24	126,136	124,554
		198,124
Corporate Notes - 12.3%
3M Co.
3.13% 09/19/46	20,000	13,228
7-Eleven Inc.
0.80% 02/10/24 (h)	42,000	39,731
0.95% 02/10/26 (h)	101,000	87,130
Abbott Laboratories
3.75% 11/30/26	21,000	20,391
4.90% 11/30/46	17,000	16,352
AbbVie Inc.
2.60% 11/21/24	33,000	31,435
2.95% 11/21/26	58,000	53,062
3.20% 05/14/26 - 11/21/29	74,000	66,023
3.75% 11/14/23	42,000	41,569
4.05% 11/21/39	10,000	8,099
4.25% 11/21/49	28,000	22,468
4.40% 11/06/42	12,000	9,963
4.63% 10/01/42	3,000	2,549
4.70% 05/14/45	4,000	3,398
4.88% 11/14/48	5,000	4,391
Advance Auto Parts Inc.
3.90% 04/15/30	72,000	61,952
Advanced Micro Devices Inc.
4.39% 06/01/52	45,000	38,113
AEP Texas Inc.
3.45% 05/15/51	34,000	23,651
Aetna Inc.
3.50% 11/15/24	15,000	14,585
	Principal Amount	Fair Value
Aircastle Ltd.
4.25% 06/15/26	$17,000	$15,245
Alexandria Real Estate Equities Inc.
1.88% 02/01/33	31,000	21,822
2.95% 03/15/34	28,000	21,661
3.55% 03/15/52	23,000	15,671
4.70% 07/01/30	8,000	7,477
Ally Financial Inc.
2.20% 11/02/28	32,000	24,749
Altria Group Inc.
3.40% 05/06/30 - 02/04/41	53,000	39,927
4.00% 02/04/61	6,000	3,681
4.25% 08/09/42	2,000	1,367
4.45% 05/06/50	7,000	4,677
4.50% 05/02/43	7,000	4,931
Amazon.com Inc.
1.50% 06/03/30	96,000	75,771
2.50% 06/03/50	35,000	21,831
2.70% 06/03/60	9,000	5,332
2.88% 05/12/41	22,000	16,047
3.15% 08/22/27	8,000	7,455
3.25% 05/12/61	14,000	9,426
4.05% 08/22/47	7,000	5,942
4.25% 08/22/57	5,000	4,176
Ameren Corp.
3.65% 02/15/26	10,000	9,495
American Electric Power Company Inc.
3.25% 03/01/50	4,000	2,576
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (d)	4,000	3,700
American Tower Corp.
1.50% 01/31/28	249,000	199,444
2.90% 01/15/30	11,000	9,030
3.80% 08/15/29	32,000	28,115
American Water Capital Corp.
2.95% 09/01/27	15,000	13,616
Amgen Inc.
2.00% 01/15/32	67,000	51,225
3.00% 01/15/52	12,000	7,575
3.15% 02/21/40	20,000	14,422
3.38% 02/21/50	5,000	3,415
4.66% 06/15/51	5,000	4,226
AngloGold Ashanti Holdings PLC
3.38% 11/01/28	200,000	162,514
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26	3,000	2,884
4.70% 02/01/36	10,000	9,015
4.90% 02/01/46	39,000	33,801
Anheuser-Busch InBev Worldwide Inc.
3.50% 06/01/30	35,000	31,228
4.00% 04/13/28	8,000	7,599
4.35% 06/01/40	14,000	11,848
4.38% 04/15/38	23,000	19,661
4.50% 06/01/50	13,000	10,689
4.60% 04/15/48	18,000	14,921
4.75% 04/15/58	11,000	8,954
5.55% 01/23/49	21,000	19,754

See Notes to Schedule of Investments.
Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51	$23,000	$14,286
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (d)(h)	23,000	19,729
Apple Inc.
2.20% 09/11/29	75,000	63,922
2.65% 02/08/51	41,000	26,903
2.80% 02/08/61	24,000	15,040
2.95% 09/11/49	9,000	6,353
3.35% 02/09/27	8,000	7,641
3.45% 02/09/45	27,000	21,272
3.85% 08/04/46	18,000	14,910
3.95% 08/08/52	20,000	16,675
Applied Materials Inc.
4.35% 04/01/47	6,000	5,177
Aptiv PLC
4.40% 10/01/46	9,000	6,479
Archer-Daniels-Midland Co.
2.50% 08/11/26	9,000	8,277
Ares Capital Corp.
2.88% 06/15/28	36,000	28,327
3.25% 07/15/25	74,000	67,629
Arthur J Gallagher & Co.
3.50% 05/20/51	28,000	19,044
Ascension Health
4.85% 11/15/53	11,000	10,732
Astrazeneca Finance LLC
1.75% 05/28/28	157,000	132,302
AstraZeneca PLC
3.00% 05/28/51	15,000	10,370
4.00% 01/17/29	8,000	7,587
4.38% 08/17/48	6,000	5,261
AT&T Inc.
1.70% 03/25/26	100,000	88,900
2.30% 06/01/27	137,000	119,986
2.75% 06/01/31	239,000	191,642
3.85% 06/01/60	76,000	51,128
4.35% 03/01/29	39,000	36,469
4.50% 05/15/35	15,000	12,986
4.55% 03/09/49	9,000	7,183
4.75% 05/15/46	7,000	5,865
4.85% 03/01/39	16,000	13,876
Athene Holding Ltd.
4.13% 01/12/28	9,000	8,100
6.15% 04/03/30	20,000	19,264
Avangrid Inc.
3.15% 12/01/24	25,000	23,891
Bain Capital Specialty Finance Inc.
2.95% 03/10/26	43,000	37,100
Bank of America Corp.
3.25% 10/21/27	49,000	43,961
4.18% 11/25/27	24,000	22,237
4.25% 10/22/26	128,000	121,746
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (d)	153,000	124,222
Bank of America Corp. (2.59% fixed rate until 04/29/2030; 2.15% + SOFR thereafter)
2.59% 04/29/31 (d)	246,000	195,435
	Principal Amount	Fair Value
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (d)	$44,000	$26,935
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (d)	42,000	37,256
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (d)	22,000	20,307
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71% 04/24/28 (d)	29,000	26,394
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85% 03/08/37 (d)	35,000	28,282
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (d)	19,000	13,981
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (d)	18,000	14,841
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (d)	14,000	12,772
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30% 12/31/99 (d)	36,000	29,721
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65% 06/24/31 (d)	200,000	148,800
Barrick North America Finance LLC
5.70% 05/30/41	2,000	1,902
BAT Capital Corp.
2.73% 03/25/31	22,000	16,260
4.39% 08/15/37	14,000	10,002
4.54% 08/15/47	9,000	5,995
4.70% 04/02/27	196,000	183,056
4.91% 04/02/30	12,000	10,572
BAT International Finance PLC
1.67% 03/25/26	10,000	8,638
Baxter International Inc.
1.92% 02/01/27	95,000	82,442
2.27% 12/01/28	60,000	49,583
2.54% 02/01/32	27,000	21,003
Baylor Scott & White Holdings
2.84% 11/15/50	5,000	3,249
Becton Dickinson & Co.
3.70% 06/06/27	21,000	19,555
4.67% 06/06/47	4,000	3,442
4.69% 12/15/44	2,000	1,712
Berkshire Hathaway Energy Co.
3.25% 04/15/28	8,000	7,254

See Notes to Schedule of Investments.
10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
3.70% 07/15/30	$64,000	$57,642
3.80% 07/15/48	8,000	5,991
4.25% 10/15/50	40,000	32,291
Berkshire Hathaway Finance Corp.
2.85% 10/15/50	77,000	49,611
3.85% 03/15/52	35,000	26,876
4.25% 01/15/49	21,000	17,576
Berry Global Inc.
4.88% 07/15/26 (h)	32,000	30,076
BHP Billiton Finance USA Ltd.
5.00% 09/30/43	3,000	2,838
Biogen Inc.
2.25% 05/01/30	8,000	6,324
Block Financial LLC
2.50% 07/15/28	22,000	18,213
3.88% 08/15/30	7,000	5,974
Boardwalk Pipelines LP
4.80% 05/03/29	11,000	10,118
Boston Scientific Corp.
4.70% 03/01/49	3,000	2,626
BP Capital Markets America Inc.
3.00% 02/24/50	18,000	11,689
3.38% 02/08/61	41,000	26,791
BP Capital Markets PLC (4.38% fixed rate until 09/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38% 12/31/99 (d)	36,000	33,087
BP Capital Markets PLC (4.88% fixed rate until 06/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	28,000	24,179
Bristol-Myers Squibb Co.
1.45% 11/13/30	70,000	54,010
2.35% 11/13/40	8,000	5,344
2.95% 03/15/32	25,000	21,461
3.20% 06/15/26	6,000	5,685
3.40% 07/26/29	4,000	3,634
3.55% 03/15/42	10,000	7,846
4.13% 06/15/39	10,000	8,733
4.25% 10/26/49	10,000	8,378
4.35% 11/15/47	3,000	2,566
4.55% 02/20/48	4,000	3,514
Brixmor Operating Partnership LP
2.25% 04/01/28	39,000	31,568
3.90% 03/15/27	8,000	7,274
Broadcom Inc.
3.19% 11/15/36 (h)	3,000	2,054
3.42% 04/15/33 (h)	14,000	10,741
3.47% 04/15/34 (h)	22,000	16,545
4.15% 11/15/30	23,000	19,879
4.30% 11/15/32	10,000	8,424
4.93% 05/15/37 (h)	29,000	23,991
Brooklyn Union Gas Co.
4.87% 08/05/32 (h)	70,000	63,990
Brown-Forman Corp.
4.00% 04/15/38	3,000	2,513
Brunswick Corp.
2.40% 08/18/31	90,000	62,673
Bunge Limited Finance Corp.
3.75% 09/25/27	5,000	4,591
	Principal Amount	Fair Value
Burlington Northern Santa Fe LLC
4.15% 12/15/48	$9,000	$7,470
4.55% 09/01/44	16,000	13,976
Cameron LNG LLC
3.30% 01/15/35 (h)	7,000	5,526
Canadian Natural Resources Ltd.
3.85% 06/01/27	11,000	10,149
4.95% 06/01/47	10,000	8,505
Canadian Pacific Railway Co.
1.75% 12/02/26	36,000	31,544
2.45% 12/02/31	31,000	24,846
3.00% 12/02/41	13,000	9,287
3.10% 12/02/51	13,000	8,574
Capital One Financial Corp.
3.75% 07/28/26	26,000	24,052
Cardinal Health Inc.
3.08% 06/15/24	8,000	7,733
Carlisle Companies Inc.
2.20% 03/01/32	47,000	34,804
Carrier Global Corp.
2.72% 02/15/30	78,000	64,379
3.58% 04/05/50	20,000	13,822
Caterpillar Inc.
3.25% 09/19/49 - 04/09/50	64,000	47,219
Cenovus Energy Inc.
2.65% 01/15/32	14,000	10,819
3.75% 02/15/52	17,000	11,520
Centene Corp.
3.00% 10/15/30	16,000	12,663
3.38% 02/15/30	68,000	55,593
4.25% 12/15/27	112,000	102,377
CenterPoint Energy Inc.
2.65% 06/01/31	28,000	22,365
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	69,000	44,083
3.70% 04/01/51	76,000	46,169
4.80% 03/01/50	34,000	24,317
5.05% 03/30/29	25,000	22,965
5.75% 04/01/48	16,000	12,938
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25	91,000	91,223
7.00% 06/30/24	101,000	102,644
Chevron Corp.
2.24% 05/11/30	7,000	5,827
3.08% 05/11/50	8,000	5,682
Chevron USA Inc.
3.85% 01/15/28	26,000	24,729
3.90% 11/15/24	11,000	10,842
Choice Hotels International Inc.
3.70% 01/15/31	14,000	11,543
Chubb INA Holdings Inc.
4.35% 11/03/45	8,000	6,772
Church & Dwight Company Inc.
2.30% 12/15/31	16,000	12,584
Cigna Corp.
2.40% 03/15/30	11,000	8,980
3.25% 04/15/25	11,000	10,523
3.40% 03/01/27 - 03/15/51	31,000	24,000
3.75% 07/15/23	6,000	5,951

See Notes to Schedule of Investments.
Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
3.88% 10/15/47	$5,000	$3,647
4.13% 11/15/25	21,000	20,389
4.38% 10/15/28	8,000	7,555
4.80% 08/15/38	8,000	7,099
4.90% 12/15/48	5,000	4,331
Cintas Corp. No 2
4.00% 05/01/32	52,000	47,887
Cisco Systems Inc.
5.90% 02/15/39	8,000	8,321
Citigroup Inc.
4.45% 09/29/27	16,000	14,843
4.65% 07/23/48	37,000	30,048
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (d)	191,000	146,707
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (d)	53,000	43,548
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (d)	10,000	8,067
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 12/31/99 (d)	22,000	17,681
CME Group Inc.
2.65% 03/15/32	20,000	16,439
3.75% 06/15/28	9,000	8,491
CMS Energy Corp.
4.88% 03/01/44	15,000	12,901
CNH Industrial Capital LLC
1.95% 07/02/23	33,000	32,279
Comcast Corp.
2.65% 08/15/62	9,000	4,857
2.80% 01/15/51	9,000	5,474
2.89% 11/01/51	21,000	13,117
2.94% 11/01/56	19,000	11,343
2.99% 11/01/63	9,000	5,221
3.20% 07/15/36	10,000	7,742
3.25% 11/01/39	20,000	14,708
3.97% 11/01/47	33,000	25,240
4.15% 10/15/28	4,000	3,778
CommonSpirit Health
4.35% 11/01/42	24,000	18,772
Conagra Brands Inc.
5.30% 11/01/38	7,000	6,139
5.40% 11/01/48	7,000	6,113
ConocoPhillips Co.
4.30% 11/15/44	11,000	9,141
Consolidated Edison Company of New York Inc.
2.90% 12/01/26	18,000	16,398
3.35% 04/01/30	6,000	5,286
3.88% 06/15/47	8,000	6,049
3.95% 04/01/50	19,000	14,672
Constellation Brands Inc.
3.15% 08/01/29	34,000	29,262
3.70% 12/06/26	28,000	26,355
4.50% 05/09/47	9,000	7,276
Continental Resources Inc.
2.88% 04/01/32 (h)	27,000	19,725
3.80% 06/01/24	146,000	141,591
4.50% 04/15/23	86,000	85,530
	Principal Amount	Fair Value
Corebridge Financial Inc.
3.90% 04/05/32 (h)	$120,000	$101,268
Corning Inc.
4.38% 11/15/57	7,000	5,218
Corporate Office Properties LP
2.00% 01/15/29	33,000	24,893
2.25% 03/15/26	16,000	13,986
2.75% 04/15/31	13,000	9,622
Crown Castle Inc.
2.90% 03/15/27	60,000	53,348
3.30% 07/01/30	164,000	137,440
4.15% 07/01/50	26,000	19,276
5.20% 02/15/49	8,000	6,908
CSL Finance PLC
4.25% 04/27/32 (h)	35,000	31,902
CSX Corp.
4.50% 03/15/49 - 08/01/54	26,000	21,808
CubeSmart LP
2.50% 02/15/32	36,000	27,059
4.38% 02/15/29	16,000	14,794
Cummins Inc.
1.50% 09/01/30	14,000	10,782
2.60% 09/01/50	14,000	8,733
CVS Health Corp.
3.00% 08/15/26	13,000	12,018
3.25% 08/15/29	11,000	9,629
3.63% 04/01/27	11,000	10,300
3.75% 04/01/30	10,000	8,908
3.88% 07/20/25	10,000	9,700
4.25% 04/01/50	9,000	7,045
4.30% 03/25/28	17,000	16,079
4.78% 03/25/38	15,000	13,146
5.00% 12/01/24	15,000	14,914
5.13% 07/20/45	6,000	5,251
5.30% 12/05/43	12,000	10,772
Daimler Trucks Finance North America LLC
2.00% 12/14/26 (h)	150,000	129,324
Danaher Corp.
2.80% 12/10/51	48,000	30,608
Dell International LLC/EMC Corp.
4.00% 07/15/24	20,000	19,609
5.45% 06/15/23	3,000	3,007
6.02% 06/15/26	5,000	5,020
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (d)	150,000	121,804
Devon Energy Corp.
5.00% 06/15/45	4,000	3,333
DH Europe Finance II Sarl
2.60% 11/15/29	11,000	9,398
3.25% 11/15/39	8,000	6,077
3.40% 11/15/49	5,000	3,557
Diamondback Energy Inc.
3.13% 03/24/31	19,000	15,413
3.25% 12/01/26	10,000	9,226
3.50% 12/01/29	10,000	8,633
4.40% 03/24/51	11,000	8,307
Digital Realty Trust LP
3.60% 07/01/29	24,000	21,022
Discovery Communications LLC
2.95% 03/20/23	24,000	23,809

See Notes to Schedule of Investments.
12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
3.95% 03/20/28	$23,000	$20,196
4.95% 05/15/42	4,000	2,953
5.00% 09/20/37	6,000	4,755
Dollar General Corp.
3.50% 04/03/30	40,000	35,087
4.13% 04/03/50	10,000	7,805
Dollar Tree Inc.
4.00% 05/15/25	86,000	83,354
Dominion Energy Inc.
3.07% 08/15/24 (i)	19,000	18,218
3.38% 04/01/30	19,000	16,374
Dover Corp.
2.95% 11/04/29	14,000	12,038
DTE Energy Co.
2.85% 10/01/26	24,000	21,890
Duke Energy Carolinas LLC
3.95% 03/15/48	8,000	6,272
Duke Energy Corp.
2.55% 06/15/31	28,000	21,923
3.30% 06/15/41	35,000	24,402
3.50% 06/15/51	70,000	47,213
3.75% 09/01/46	53,000	37,559
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	40,000	36,313
Duke Energy Progress LLC
4.15% 12/01/44	17,000	13,709
Duke Realty LP
3.05% 03/01/50	6,000	4,021
3.25% 06/30/26	8,000	7,388
DuPont de Nemours Inc.
5.42% 11/15/48	7,000	6,290
Duquesne Light Holdings Inc.
3.62% 08/01/27 (h)	16,000	14,139
Eastman Chemical Co.
4.65% 10/15/44	11,000	8,663
Eaton Corp.
3.10% 09/15/27	8,000	7,330
Ecolab Inc.
1.30% 01/30/31	14,000	10,524
Edison International
4.95% 04/15/25	37,000	36,287
5.75% 06/15/27	7,000	6,863
EI du Pont de Nemours & Co.
2.30% 07/15/30	39,000	31,883
Elevance Health Inc.
2.88% 09/15/29	37,000	31,599
3.30% 01/15/23	13,000	12,960
3.60% 03/15/51	10,000	7,193
3.70% 09/15/49	9,000	6,581
Emera US Finance LP
2.64% 06/15/31	33,000	25,745
Emerson Electric Co.
1.80% 10/15/27	49,000	42,383
2.75% 10/15/50	43,000	27,748
Empower Finance 2020 LP
1.36% 09/17/27 (h)	24,000	19,664
1.78% 03/17/31 (h)	35,000	26,087
Enbridge Energy Partners LP
5.50% 09/15/40	4,000	3,653
Enbridge Inc.
1.60% 10/04/26	81,000	70,121
	Principal Amount	Fair Value
Enbridge Inc. (5.75% fixed rate until 07/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75% 07/15/80 (d)	$52,000	$46,540
Energy Transfer LP
4.25% 03/15/23	13,000	12,940
4.50% 04/15/24	23,000	22,681
4.95% 06/15/28	9,000	8,412
5.30% 04/01/44 - 04/15/47	22,000	17,584
5.35% 05/15/45	21,000	16,939
6.13% 12/15/45	5,000	4,369
6.50% 02/01/42	9,000	8,371
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75% 12/31/99 (d)	85,000	73,401
Energy Transfer LP/Regency Energy Finance Corp.
4.50% 11/01/23	11,000	10,904
Enterprise Products Operating LLC
4.25% 02/15/48	27,000	20,877
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (d)	7,000	5,882
EOG Resources Inc.
4.15% 01/15/26	4,000	3,900
4.95% 04/15/50	8,000	7,477
5.10% 01/15/36	8,000	7,447
Equinix Inc.
1.25% 07/15/25	14,000	12,522
2.15% 07/15/30	19,000	14,565
ERP Operating LP
4.50% 07/01/44	9,000	7,615
Everest Reinsurance Holdings Inc.
3.13% 10/15/52	26,000	16,148
Eversource Energy
3.45% 01/15/50	14,000	9,741
Exelon Corp.
4.05% 04/15/30	20,000	18,127
4.45% 04/15/46	11,000	9,002
4.70% 04/15/50	11,000	9,219
Extra Space Storage LP
3.90% 04/01/29	15,000	13,314
Exxon Mobil Corp.
2.61% 10/15/30	61,000	51,781
3.45% 04/15/51	12,000	8,923
FedEx Corp.
4.10% 02/01/45	38,000	27,466
Fidelity National Financial Inc.
3.20% 09/17/51	23,000	13,162
Fidelity National Information Services Inc.
1.65% 03/01/28	18,000	14,745
3.10% 03/01/41	6,000	3,990
FirstEnergy Transmission LLC
4.55% 04/01/49 (h)	23,000	17,864
Fiserv Inc.
3.50% 07/01/29	44,000	38,342
4.40% 07/01/49	6,000	4,651
Florida Power & Light Co.
2.85% 04/01/25	38,000	36,353
4.13% 02/01/42	11,000	9,209

See Notes to Schedule of Investments.
Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Flowers Foods Inc.
2.40% 03/15/31	$18,000	$14,128
Flowserve Corp.
2.80% 01/15/32	24,000	17,188
Ford Motor Co.
4.35% 12/08/26	38,000	35,055
Fox Corp.
3.50% 04/08/30	30,000	25,715
Freeport-McMoRan Inc.
4.25% 03/01/30	31,000	26,575
GA Global Funding Trust
1.63% 01/15/26 (h)	28,000	24,565
General Mills Inc.
3.00% 02/01/51	20,000	13,092
General Motors Co.
5.20% 04/01/45	3,000	2,298
5.40% 10/02/23 - 04/01/48	13,000	11,310
6.13% 10/01/25	70,000	70,157
6.80% 10/01/27	9,000	9,097
General Motors Financial Company Inc.
1.25% 01/08/26	138,000	118,643
2.35% 01/08/31	14,000	10,184
5.25% 03/01/26	37,000	36,048
Genuine Parts Co.
2.75% 02/01/32	19,000	14,742
Georgia-Pacific LLC
1.75% 09/30/25 (h)	34,000	30,900
3.60% 03/01/25 (h)	89,000	85,836
Gilead Sciences Inc.
2.60% 10/01/40	10,000	6,633
2.80% 10/01/50	15,000	9,249
2.95% 03/01/27	3,000	2,733
3.50% 02/01/25	10,000	9,663
3.65% 03/01/26	8,000	7,612
4.15% 03/01/47	9,000	7,116
GlaxoSmithKline Capital Inc.
3.63% 05/15/25	17,000	16,531
GlaxoSmithKline Capital PLC
3.38% 06/01/29	14,000	12,710
Glencore Funding LLC
3.88% 04/27/51 (h)	5,000	3,383
Graphic Packaging International LLC
1.51% 04/15/26 (h)	33,000	28,505
Gray Oak Pipeline LLC
2.00% 09/15/23 (h)	59,000	56,979
2.60% 10/15/25 (h)	35,000	31,438
Halliburton Co.
3.80% 11/15/25	2,000	1,931
5.00% 11/15/45	8,000	6,657
HCA Inc.
3.13% 03/15/27 (h)	50,000	44,148
3.50% 09/01/30	19,000	15,700
3.63% 03/15/32 (h)	28,000	22,685
4.63% 03/15/52 (h)	10,000	7,524
5.38% 02/01/25	133,000	131,435
Health Care Service Corp.
2.20% 06/01/30 (h)	18,000	14,160
3.20% 06/01/50 (h)	7,000	4,732
Healthcare Realty Holdings LP
2.00% 03/15/31	10,000	7,376
Helmerich & Payne Inc.
2.90% 09/29/31	14,000	10,940
	Principal Amount	Fair Value
Hess Corp.
5.60% 02/15/41	$3,000	$2,629
5.80% 04/01/47	2,000	1,796
Hewlett Packard Enterprise Co.
6.35% 10/15/45	3,000	2,731
Highwoods Realty LP
4.13% 03/15/28	9,000	8,162
4.20% 04/15/29	23,000	20,076
Honeywell International Inc.
1.75% 09/01/31	21,000	16,398
2.70% 08/15/29	14,000	12,302
Hormel Foods Corp.
1.80% 06/11/30	36,000	28,737
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87% 11/22/32 (d)	200,000	145,842
Humana Inc.
1.35% 02/03/27	47,000	39,601
2.15% 02/03/32	17,000	12,921
Huntington Bancshares Inc.
2.55% 02/04/30	24,000	19,449
Huntington Ingalls Industries Inc.
2.04% 08/16/28	51,000	41,385
Huntsman International LLC
4.50% 05/01/29	35,000	30,839
Hyundai Capital America
1.30% 01/08/26 (h)	70,000	60,371
Indiana Michigan Power Co.
3.25% 05/01/51	15,000	10,152
Intel Corp.
2.00% 08/12/31	174,000	134,920
2.45% 11/15/29	29,000	24,237
2.60% 05/19/26	23,000	21,375
2.80% 08/12/41	27,000	18,196
2.88% 05/11/24	10,000	9,743
3.10% 02/15/60	10,000	6,038
Intercontinental Exchange Inc.
1.85% 09/15/32	8,000	5,841
2.65% 09/15/40	8,000	5,361
International Business Machines Corp.
2.95% 05/15/50	100,000	62,800
International Paper Co.
4.40% 08/15/47	9,000	7,206
ITC Holdings Corp.
2.95% 05/14/30 (h)	40,000	32,885
Jabil Inc.
3.95% 01/12/28	9,000	8,168
4.25% 05/15/27	70,000	65,295
John Deere Capital Corp.
2.45% 01/09/30	107,000	89,931
3.90% 06/07/32	15,000	13,761
Johnson & Johnson
3.63% 03/03/37	9,000	7,785
Johnson Controls International PLC
4.50% 02/15/47	4,000	3,190
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (d)	113,000	97,679

See Notes to Schedule of Investments.
14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (d)	$69,000	$54,841
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (d)	21,000	14,379
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (d)	14,000	10,983
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (d)	53,000	39,308
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (d)	28,000	26,419
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (d)	11,000	9,949
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (d)	9,000	6,820
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49% 03/24/31 (d)	75,000	68,350
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60% 12/31/99 (d)	48,000	41,755
Kaiser Foundation Hospitals
3.00% 06/01/51	22,000	14,537
Kansas City Southern/old
3.50% 05/01/50	11,000	7,696
Keurig Dr Pepper Inc.
3.20% 05/01/30	13,000	11,094
3.80% 05/01/50	9,000	6,398
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	2,345
5.00% 03/01/43	8,000	6,482
6.38% 03/01/41	8,000	7,445
Kinder Morgan Inc.
1.75% 11/15/26	95,000	82,347
5.05% 02/15/46	8,000	6,550
KLA Corp.
3.30% 03/01/50	20,000	14,059
4.65% 11/01/24	5,000	4,987
Kraft Heinz Foods Co.
5.20% 07/15/45	26,000	22,606
L3Harris Technologies Inc.
3.85% 12/15/26	23,000	21,691
Lear Corp.
4.25% 05/15/29	8,000	7,049
Leidos Inc.
3.63% 05/15/25	9,000	8,616
	Principal Amount	Fair Value
4.38% 05/15/30	$66,000	$57,745
Liberty Mutual Group Inc.
3.95% 05/15/60 (h)	8,000	5,070
Life Storage LP
2.20% 10/15/30	19,000	14,464
Lincoln National Corp.
4.35% 03/01/48	52,000	40,981
Lockheed Martin Corp.
3.55% 01/15/26	4,000	3,867
3.80% 03/01/45	4,000	3,184
4.50% 05/15/36	10,000	9,206
Lowe's Companies Inc.
1.30% 04/15/28	9,000	7,295
1.70% 09/15/28 - 10/15/30	35,000	28,147
3.00% 10/15/50	9,000	5,504
3.70% 04/15/46	3,000	2,148
4.05% 05/03/47	13,000	9,768
5.63% 04/15/53	29,000	26,807
LYB International Finance III LLC
3.63% 04/01/51	20,000	13,080
3.80% 10/01/60	8,000	5,019
Marsh & McLennan Companies Inc.
2.90% 12/15/51	41,000	25,710
Masco Corp.
3.50% 11/15/27	3,000	2,710
McCormick & Company Inc.
1.85% 02/15/31	11,000	8,186
3.25% 11/15/25	69,000	64,863
McDonald's Corp.
3.60% 07/01/30	27,000	24,313
3.63% 09/01/49	9,000	6,561
4.88% 12/09/45	8,000	7,097
Medtronic Inc.
4.63% 03/15/45	4,000	3,616
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	18,000	14,964
Merck & Company Inc.
1.90% 12/10/28	46,000	38,582
2.45% 06/24/50	11,000	6,788
2.75% 02/10/25 - 12/10/51	48,000	41,120
2.90% 12/10/61	10,000	6,245
4.00% 03/07/49	4,000	3,301
Meta Platforms Inc.
3.85% 08/15/32 (h)	60,000	52,865
4.45% 08/15/52 (h)	60,000	49,015
MetLife Inc.
4.72% 12/15/44	11,000	9,450
Microchip Technology Inc.
2.67% 09/01/23	99,000	96,435
Micron Technology Inc.
3.37% 11/01/41	22,000	14,093
3.48% 11/01/51	42,000	24,862
Microsoft Corp.
2.40% 08/08/26	26,000	24,073
2.68% 06/01/60	14,000	8,867
2.92% 03/17/52	50,000	35,353
3.45% 08/08/36	4,000	3,496
3.50% 02/12/35	10,000	8,995
Mid-America Apartments LP
2.88% 09/15/51	27,000	16,887
Molson Coors Beverage Co.
4.20% 07/15/46	5,000	3,721

See Notes to Schedule of Investments.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley
3.63% 01/20/27	$4,000	$3,726
3.70% 10/23/24	11,000	10,731
4.35% 09/08/26	86,000	82,127
4.38% 01/22/47	11,000	8,796
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (d)	28,000	23,877
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (d)	148,000	106,052
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (d)	62,000	37,379
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (d)	11,000	8,773
MPLX LP
2.65% 08/15/30	16,000	12,578
5.20% 12/01/47	8,000	6,522
Mylan Inc.
5.20% 04/15/48	7,000	4,826
National Retail Properties Inc.
4.00% 11/15/25	11,000	10,527
NewMarket Corp.
2.70% 03/18/31	14,000	10,658
Newmont Corp.
4.88% 03/15/42	9,000	7,826
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (d)	10,000	8,748
NGPL PipeCo LLC
3.25% 07/15/31 (h)	39,000	30,588
NIKE Inc.
3.38% 03/27/50	9,000	6,662
NiSource Inc.
3.60% 05/01/30	14,000	12,180
3.95% 03/30/48	4,000	2,970
Norfolk Southern Corp.
3.95% 10/01/42	9,000	7,301
NOV Inc.
3.60% 12/01/29	20,000	16,904
Novant Health Inc.
3.32% 11/01/61	15,000	10,065
Novartis Capital Corp.
2.20% 08/14/30	23,000	19,219
3.00% 11/20/25	4,000	3,810
Nutrien Ltd.
4.90% 06/01/43	8,000	6,961
NVIDIA Corp.
2.85% 04/01/30	16,000	13,719
3.50% 04/01/50	9,000	6,625
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25% 11/30/51	35,000	21,029
Oklahoma Gas & Electric Co.
3.25% 04/01/30	10,000	8,656
Oncor Electric Delivery Company LLC
3.80% 09/30/47	6,000	4,757
	Principal Amount	Fair Value
ONEOK Inc.
4.35% 03/15/29	$11,000	$9,819
Oracle Corp.
1.65% 03/25/26	47,000	41,218
2.30% 03/25/28	10,000	8,347
2.40% 09/15/23	10,000	9,754
2.65% 07/15/26	11,000	9,898
2.88% 03/25/31	115,000	90,591
2.95% 04/01/30	30,000	24,210
3.60% 04/01/50	11,000	6,882
3.65% 03/25/41	15,000	10,182
3.80% 11/15/37	4,000	2,913
3.95% 03/25/51	8,000	5,311
4.00% 07/15/46 - 11/15/47	19,000	12,801
4.10% 03/25/61	19,000	12,026
Otis Worldwide Corp.
2.06% 04/05/25	72,000	66,696
2.57% 02/15/30	32,000	26,178
3.36% 02/15/50	42,000	28,361
Owens Corning
4.40% 01/30/48	6,000	4,488
Pacific Gas & Electric Co.
2.10% 08/01/27	10,000	8,106
2.50% 02/01/31	23,000	16,746
3.00% 06/15/28	19,000	15,666
3.30% 08/01/40	23,000	14,769
3.50% 08/01/50	9,000	5,485
4.30% 03/15/45	19,000	12,704
PacifiCorp
2.70% 09/15/30	15,000	12,509
2.90% 06/15/52	93,000	59,389
6.25% 10/15/37	14,000	14,281
Packaging Corp. of America
3.05% 10/01/51	28,000	17,638
Paramount Global
2.90% 01/15/27	7,000	6,226
3.70% 06/01/28	8,000	7,155
5.25% 04/01/44	3,000	2,202
Parker-Hannifin Corp.
3.25% 06/14/29	10,000	8,818
4.50% 09/15/29	63,000	59,631
PartnerRe Finance B LLC (4.50% fixed rate until 10/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50% 10/01/50 (d)	25,000	21,323
PayPal Holdings Inc.
2.65% 10/01/26	16,000	14,693
3.25% 06/01/50	9,000	6,085
PepsiCo Inc.
1.63% 05/01/30	10,000	8,013
2.63% 07/29/29	16,000	13,926
2.75% 10/21/51	42,000	28,346
Pfizer Inc.
2.70% 05/28/50	39,000	26,365
3.45% 03/15/29	7,000	6,448
3.60% 09/15/28	15,000	14,108
3.90% 03/15/39	9,000	7,712
4.13% 12/15/46	7,000	6,080
4.40% 05/15/44	4,000	3,569
Philip Morris International Inc.
1.50% 05/01/25	102,000	93,487
2.10% 05/01/30	8,000	6,077
3.38% 08/15/29	9,000	7,695
4.13% 03/04/43	4,000	2,779

See Notes to Schedule of Investments.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Phillips 66 Co.
2.15% 12/15/30	$74,000	$57,107
3.15% 12/15/29 (h)	49,000	41,283
3.30% 03/15/52	29,000	19,038
3.75% 03/01/28 (h)	9,000	8,177
4.68% 02/15/45 (h)	9,000	7,451
Pioneer Natural Resources Co.
1.13% 01/15/26	57,000	49,778
2.15% 01/15/31	14,000	10,791
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	19,000	15,850
PPL Capital Funding Inc.
3.10% 05/15/26	15,000	13,780
Precision Castparts Corp.
4.38% 06/15/45	7,000	5,947
Prospect Capital Corp.
3.36% 11/15/26	36,000	29,789
Prudential Financial Inc.
3.94% 12/07/49	18,000	13,756
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (d)	14,000	13,143
Public Service Company of Colorado
3.70% 06/15/28	15,000	14,011
Public Service Electric & Gas Co.
2.38% 05/15/23	39,000	38,499
PVH Corp.
4.63% 07/10/25	43,000	41,228
QUALCOMM Inc.
1.30% 05/20/28	5,000	4,130
4.30% 05/20/47	3,000	2,551
Quanta Services Inc.
2.35% 01/15/32	27,000	19,892
3.05% 10/01/41	32,000	20,281
Quest Diagnostics Inc.
2.95% 06/30/30	6,000	5,014
Raytheon Technologies Corp.
1.90% 09/01/31	82,000	62,665
2.82% 09/01/51	65,000	40,840
3.13% 05/04/27	49,000	45,045
3.50% 03/15/27	9,000	8,426
3.95% 08/16/25	10,000	9,753
4.15% 05/15/45	9,000	7,206
4.45% 11/16/38	8,000	6,971
Realty Income Corp.
2.85% 12/15/32	14,000	11,223
3.00% 01/15/27	5,000	4,551
3.25% 01/15/31	10,000	8,492
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	28,000	21,191
Regions Financial Corp.
1.80% 08/12/28	71,000	58,335
Republic Services Inc.
2.38% 03/15/33	50,000	38,376
Reynolds American Inc.
4.45% 06/12/25	5,000	4,836
Rio Tinto Finance USA Ltd.
2.75% 11/02/51	12,000	7,758
	Principal Amount	Fair Value
Rio Tinto Finance USA PLC
4.13% 08/21/42	$7,000	$5,896
Rockwell Automation Inc.
2.80% 08/15/61	18,000	10,598
4.20% 03/01/49	9,000	7,621
Rogers Communications Inc.
5.00% 03/15/44	3,000	2,456
Roper Technologies Inc.
2.95% 09/15/29	12,000	10,120
Ross Stores Inc.
4.70% 04/15/27	6,000	5,859
Royalty Pharma PLC
0.75% 09/02/23	15,000	14,365
1.20% 09/02/25	18,000	15,928
1.75% 09/02/27	9,000	7,424
2.15% 09/02/31	17,000	12,548
2.20% 09/02/30	8,000	6,115
3.30% 09/02/40	2,000	1,352
RPM International Inc.
3.75% 03/15/27	8,000	7,385
Ryder System Inc.
2.90% 12/01/26	50,000	45,170
Sabine Pass Liquefaction LLC
4.20% 03/15/28	9,000	8,217
4.50% 05/15/30	7,000	6,379
5.00% 03/15/27	4,000	3,842
5.88% 06/30/26	26,000	25,986
Salesforce Inc.
1.95% 07/15/31	33,000	26,022
2.70% 07/15/41	28,000	19,302
Schlumberger Holdings Corp.
3.90% 05/17/28 (h)	17,000	15,369
Sealed Air Corp.
1.57% 10/15/26 (h)	114,000	95,703
Selective Insurance Group Inc.
5.38% 03/01/49	4,000	3,437
Sempra Energy
3.80% 02/01/38	6,000	4,682
4.00% 02/01/48	8,000	5,981
Sempra Energy (4.13% fixed rate until 04/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13% 04/01/52 (d)	47,000	37,403
Shell International Finance BV
3.13% 11/07/49	18,000	12,372
3.75% 09/12/46	8,000	6,108
Shire Acquisitions Investments Ireland DAC
2.88% 09/23/23	3,000	2,934
3.20% 09/23/26	4,000	3,692
Simon Property Group LP
3.38% 06/15/27	9,000	8,256
Sonoco Products Co.
2.85% 02/01/32	31,000	24,624
Southern California Edison Co.
4.00% 04/01/47	30,000	21,927
4.20% 03/01/29	23,000	21,269
Southern Company Gas Capital Corp.
3.95% 10/01/46	11,000	8,164
4.40% 05/30/47	2,000	1,568
Southwest Airlines Co.
2.63% 02/10/30	30,000	24,100
Southwestern Electric Power Co.
2.75% 10/01/26	9,000	8,157

See Notes to Schedule of Investments.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Spectra Energy Partners LP
3.38% 10/15/26	$3,000	$2,767
4.50% 03/15/45	2,000	1,588
Spirit Realty LP
4.00% 07/15/29	14,000	12,097
Stanley Black & Decker Inc.
3.00% 05/15/32	40,000	32,776
Starbucks Corp.
4.00% 11/15/28	8,000	7,515
Stryker Corp.
1.95% 06/15/30	34,000	26,920
Suncor Energy Inc.
4.00% 11/15/47	3,000	2,256
Sysco Corp.
3.25% 07/15/27	9,000	8,202
5.95% 04/01/30	4,000	4,049
6.60% 04/01/50	3,000	3,141
Take-Two Interactive Software Inc.
3.70% 04/14/27	75,000	69,663
4.00% 04/14/32	15,000	13,023
Tampa Electric Co.
2.40% 03/15/31	34,000	27,562
3.45% 03/15/51	19,000	13,320
4.35% 05/15/44	20,000	16,462
Tapestry Inc.
4.13% 07/15/27	3,000	2,751
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28	85,000	78,664
Target Corp.
2.50% 04/15/26	9,000	8,350
Teck Resources Ltd.
5.40% 02/01/43	4,000	3,303
Telefonica Emisiones S.A.
4.10% 03/08/27	150,000	138,481
Texas Instruments Inc.
3.88% 03/15/39	9,000	7,778
The Allstate Corp.
4.20% 12/15/46	25,000	20,811
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (d)	33,000	30,404
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (d)	57,000	50,459
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (d)	35,000	30,275
The Boeing Co.
2.20% 02/04/26	73,000	64,807
2.70% 02/01/27	149,000	129,544
2.95% 02/01/30	7,000	5,635
3.25% 03/01/28	8,000	6,937
3.55% 03/01/38	6,000	4,104
3.75% 02/01/50	42,000	27,128
5.04% 05/01/27	52,000	50,077
5.15% 05/01/30	18,000	16,668
5.81% 05/01/50	14,000	12,183
	Principal Amount	Fair Value
The Charles Schwab Corp.
2.45% 03/03/27	$45,000	$40,485
2.90% 03/03/32	15,000	12,387
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00% 12/31/99 (d)	49,000	36,260
The Cleveland Electric Illuminating Co.
4.55% 11/15/30 (h)	39,000	36,311
The Coca-Cola Co.
2.60% 06/01/50	14,000	9,005
2.75% 06/01/60	7,000	4,369
The Dow Chemical Co.
2.10% 11/15/30	25,000	19,208
3.60% 11/15/50	9,000	6,130
4.25% 10/01/34	8,000	6,743
5.55% 11/30/48	50,000	45,363
The Estee Lauder Companies Inc.
2.38% 12/01/29	9,000	7,602
The George Washington University
4.13% 09/15/48	15,000	12,229
The Goldman Sachs Group Inc.
3.85% 01/26/27	89,000	82,971
4.25% 10/21/25	137,000	132,078
5.15% 05/22/45	10,000	8,340
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (d)	31,000	26,224
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (d)	19,000	14,352
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (d)	15,000	9,642
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (d)	22,000	14,863
The Goldman Sachs Group Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (d)	37,000	25,631
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (d)	11,000	9,780
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (d)	8,000	6,344
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (d)	22,000	20,034

See Notes to Schedule of Investments.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
The Hartford Financial Services Group Inc.
2.80% 08/19/29	$74,000	$62,444
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
5.03% 02/12/67 (d)(h)	16,000	13,123
The Home Depot Inc.
2.70% 04/15/30	35,000	29,922
3.35% 04/15/50	13,000	9,332
3.50% 09/15/56	8,000	5,680
3.90% 12/06/28 - 06/15/47	16,000	14,117
4.50% 12/06/48	7,000	6,124
4.95% 09/15/52	10,000	9,375
The Kroger Co.
2.20% 05/01/30	10,000	7,942
4.65% 01/15/48	5,000	4,222
The Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (h)	34,000	23,492
The Progressive Corp.
3.00% 03/15/32	57,000	47,956
3.70% 03/15/52	15,000	11,440
The Southern Co.
3.25% 07/01/26	5,000	4,637
The Toronto-Dominion Bank
3.20% 03/10/32	71,000	58,344
4.46% 06/08/32	35,000	31,937
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/2026; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (d)	36,000	32,991
The Travelers Companies Inc.
2.55% 04/27/50	65,000	40,241
The Walt Disney Co.
2.65% 01/13/31	123,000	101,631
3.38% 11/15/26	2,000	1,884
3.60% 01/13/51	11,000	8,192
4.75% 11/15/46	4,000	3,559
6.65% 11/15/37	16,000	17,498
The Williams Companies Inc.
3.75% 06/15/27	2,000	1,841
4.85% 03/01/48	9,000	7,445
4.90% 01/15/45	16,000	12,991
5.40% 03/04/44	3,000	2,621
The Williams Cos. Inc.
5.30% 08/15/52	15,000	13,141
Thermo Fisher Scientific Inc.
2.80% 10/15/41	17,000	11,930
Time Warner Cable LLC
6.55% 05/01/37	8,000	7,256
T-Mobile USA Inc.
3.75% 04/15/27	203,000	187,633
3.88% 04/15/30	28,000	24,814
4.50% 04/15/50	16,000	12,868
TotalEnergies Capital International S.A.
3.46% 02/19/29	30,000	27,380
Trane Technologies Luxembourg Finance S.A.
3.55% 11/01/24	15,000	14,529
3.80% 03/21/29	15,000	13,481
TransCanada PipeLines Ltd.
4.25% 05/15/28	31,000	28,742
4.88% 01/15/26	8,000	7,860
	Principal Amount	Fair Value
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63% 05/20/75 (d)	$44,000	$40,948
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28	9,000	8,242
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 12/31/99 (d)	65,000	58,586
TWDC Enterprises 18 Corp.
4.13% 06/01/44	4,000	3,266
Tyco Electronics Group S.A.
3.13% 08/15/27	9,000	8,259
Tyson Foods Inc.
4.00% 03/01/26	38,000	36,446
UDR Inc.
2.10% 08/01/32	16,000	11,595
3.00% 08/15/31	9,000	7,203
Union Pacific Corp.
3.55% 05/20/61	21,000	14,600
3.60% 09/15/37	6,000	4,875
3.80% 04/06/71	11,000	7,764
4.10% 09/15/67	9,000	6,802
UnitedHealth Group Inc.
2.00% 05/15/30	50,000	40,337
4.20% 05/15/32	25,000	23,244
4.45% 12/15/48	15,000	12,698
4.75% 07/15/45 - 05/15/52	72,000	64,458
Utah Acquisition Sub Inc.
3.95% 06/15/26	5,000	4,555
Ventas Realty LP
3.25% 10/15/26	18,000	16,530
Verizon Communications Inc.
2.10% 03/22/28	102,000	86,070
2.36% 03/15/32	121,000	93,050
2.55% 03/21/31	195,000	155,678
3.00% 03/22/27	52,000	47,354
3.40% 03/22/41	19,000	13,908
3.55% 03/22/51	14,000	9,886
3.70% 03/22/61	29,000	19,735
4.40% 11/01/34	48,000	41,982
4.86% 08/21/46	21,000	18,226
Virginia Electric & Power Co.
4.00% 11/15/46	15,000	11,913
Visa Inc.
2.70% 04/15/40	12,000	8,685
Vistra Operations Company LLC
3.55% 07/15/24 (h)	55,000	52,390
Viterra Finance BV
2.00% 04/21/26 (h)	200,000	169,410
Vodafone Group PLC
4.38% 05/30/28	14,000	13,193
5.25% 05/30/48	4,000	3,293
Vontier Corp.
2.40% 04/01/28	42,000	32,756
2.95% 04/01/31	39,000	28,035
Vornado Realty LP
2.15% 06/01/26	48,000	40,603
3.50% 01/15/25	10,000	9,337
Vulcan Materials Co.
3.90% 04/01/27	4,000	3,773

See Notes to Schedule of Investments.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Walgreens Boots Alliance Inc.
4.10% 04/15/50	$3,000	$2,146
Walmart Inc.
1.80% 09/22/31	17,000	13,546
2.50% 09/22/41	17,000	11,855
2.65% 09/22/51	8,000	5,396
Warnermedia Holdings Inc.
5.05% 03/15/42 (h)	22,000	16,467
5.14% 03/15/52 (h)	10,000	7,267
5.39% 03/15/62 (h)	10,000	7,249
Waste Connections Inc.
2.20% 01/15/32	67,000	52,051
2.95% 01/15/52	37,000	24,023
WEC Energy Group Inc.
3.55% 06/15/25	9,000	8,550
Wells Fargo & Co.
4.15% 01/24/29	31,000	28,519
4.75% 12/07/46	28,000	22,397
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (d)	108,000	92,599
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (d)	36,000	24,755
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20% 06/17/27 (d)	253,000	230,298
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (d)	71,000	67,866
Westlake Corp.
2.88% 08/15/41	11,000	6,962
3.13% 08/15/51	11,000	6,783
3.38% 08/15/61	10,000	5,770
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89% 02/04/30 (d)	24,000	22,099
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (d)	15,000	12,772
Weyerhaeuser Co.
4.00% 03/09/52	25,000	18,335
Willis North America Inc.
3.88% 09/15/49	14,000	9,780
Workday Inc.
3.50% 04/01/27	69,000	63,893
3.70% 04/01/29	55,000	49,327
WPP Finance 2010
3.75% 09/19/24	18,000	17,436
Xcel Energy Inc.
3.40% 06/01/30	16,000	13,925
Yamana Gold Inc.
2.63% 08/15/31	34,000	25,146
Zoetis Inc.
3.00% 09/12/27	5,000	4,498
3.90% 08/20/28	9,000	8,341
		19,734,300
	Principal Amount	Fair Value
Non-Agency Collateralized Mortgage Obligations - 2.1%
BANK 2017-BNK7
3.18% 09/15/60	$617,000	$560,260
BANK 2018-BNK15
4.41% 11/15/61 (d)	320,000	304,762
BPR Trust 2022-OANA 1.90% + 1-month Term SOFR
4.74% 04/15/37 (d)(h)	117,967	117,157
Cantor Commercial Real Estate Lending 2019-CF3
3.01% 01/15/53	139,000	119,598
CD 2019-CD8 Mortgage Trust
2.91% 08/15/57	246,000	211,129
Citigroup Commercial Mortgage Trust 2015-GC33
3.78% 09/10/58	100,000	95,654
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (d)	119,583	112,430
4.03% 12/10/49 (d)	78,331	72,116
COMM 2012-CCRE3 Mortgage Trust
3.92% 10/15/45 (h)	100,000	95,707
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (d)	55,000	53,980
GS Mortgage Securities Trust 2015-GS1
4.57% 11/10/48 (d)	117,000	93,208
GS Mortgage Securities Trust 2017-GS5
3.67% 03/10/50	240,062	224,166
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (d)	73,000	66,359
GS Mortgage Securities Trust 2019-GC42
2.75% 09/01/52	419,000	356,555
GS Mortgage Securities Trust 2019-GSA1
3.05% 11/10/52	493,000	424,556
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17% 07/15/45 (d)	25,000	24,640
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.81% 11/15/48 (d)	71,000	54,757
MASTR Alternative Loan Trust 2003-5
5.00% 10/25/22 (f)	226	28
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99% 03/15/48 (d)(f)	711,154	10,790
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32% 08/15/50	129,943	111,855
Wells Fargo Commercial Mortgage Trust 2015-C26
1.34% 02/15/48 (d)(f)	758,986	16,894
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46	55,000	54,181
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (d)	123,000	120,290
		3,301,072

See Notes to Schedule of Investments.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 0.1%
American Municipal Power Inc.
6.27% 02/15/50	$25,000	$26,592
Board of Regents of the University of Texas System
3.35% 08/15/47	25,000	18,994
Port Authority of New York & New Jersey
4.46% 10/01/62	70,000	61,159
State of California
4.60% 04/01/38	50,000	46,722
State of Illinois
5.10% 06/01/33	25,000	23,814
		177,281
Total Bonds and Notes (Cost $65,971,652)		58,129,145

	Number of Shares
Exchange Traded & Mutual Funds - 24.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio (a)(j) (Cost $44,462,200)	439,318	39,358,492
Total Investments in Securities (Cost $148,921,459)		146,445,178
	Number of Shares	Fair Value
Short-Term Investments - 13.1%
Dreyfus Treasury Cash Management - Institutional Shares 2.85% (k)	5,559,776	$5,559,775
State Street Institutional Treasury Money Market Fund - Premier Class 2.47% (j)(k)	4,903,662	4,903,662
State Street Institutional Treasury Plus Fund - Premier Class 2.95% (j)(k)	5,557,038	5,557,038
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.98% (j)(k)	5,058,004	5,058,004
Total Short-Term Investments (Cost $21,078,480)		21,078,479
Total Investments (Cost $170,259,939)		167,783,657
Liabilities in Excess of Other Assets, net - (4.2)%		(6,810,615)
NET ASSETS - 100.0%		$160,973,042

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$4,114	5.00%/ Quarterly	12/20/27	$(169,273)	$(169,269)	$(4)

The Fund had the following long futures contracts open at September 30, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	December 2022	6	$814,373	$758,438	$(55,935)
U.S. Ultra Long-Term Treasury Bond Futures	December 2022	7	1,025,107	959,000	(66,107)
2 Yr. U.S. Treasury Notes Futures	December 2022	31	6,474,780	6,367,109	(107,671)
S&P 500 E-mini Index Futures	December 2022	2	412,994	360,150	(52,844)
					$(282,557)

The Fund had the following short futures contracts open at September 30, 2022:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	December 2022	23	$(2,686,000)	$(2,577,438)	$108,562
10 Yr. U.S. Treasury Ultra Futures	December 2022	15	(1,855,735)	(1,777,266)	78,469
5 Yr. U.S. Treasury Notes Futures	December 2022	13	(1,446,631)	(1,397,601)	49,030
					$236,061

See Notes to Schedule of Investments.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At September 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures .
(b)	Non-income producing security.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to $2,025,261 or 1.26% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(i)	Step coupon bond.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2022.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
See Notes to Schedule of Investments.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)

TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$47,783,517	$20,488	$—	$47,804,005
Foreign Equity	1,153,536	—	—	1,153,536
U.S. Treasuries	—	20,623,569	—	20,623,569
Agency Mortgage Backed	—	13,758,070	—	13,758,070
Agency Collateralized Mortgage Obligations	—	336,729	—	336,729
Asset Backed	—	198,124	—	198,124
Corporate Notes	—	19,734,300	—	19,734,300
Non-Agency Collateralized Mortgage Obligations	—	3,301,072	—	3,301,072
Municipal Bonds and Notes	—	177,281	—	177,281
Exchange Traded & Mutual Funds	39,358,492	—	—	39,358,492
Short-Term Investments	21,078,479	—	—	21,078,479
Total Investments in Securities	$109,374,024	$58,149,633	$—	$167,523,657
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(4)	—	(4)
Long Futures Contracts - Unrealized Depreciation	(282,557)	—	—	(282,557)
Short Futures Contracts - Unrealized Appreciation	236,061	—	—	236,061
Total Other Financial Instruments	$(46,496)	$(4)	$—	$(46,500)
See Notes to Schedule of Investments.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)

The Fund was invested in the following countries/territories at September 30, 2022 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	98.16%
United Kingdom	0.49%
Canada	0.35%
Ireland	0.34%
Netherlands	0.16%
Switzerland	0.12%
Isle Of Man	0.10%
Spain	0.08%
Germany	0.07%
Bermuda	0.04%
Luxembourg	0.03%
Australia	0.03%
France	0.02%
Israel	0.01%
Jersey	0.00%***
100.00%

***	Less than 0.005%.
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2022 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	23.46%	0.00%	23.46%
Technology Hardware, Storage & Peripherals	2.08%	0.01%	2.09%
Systems Software	1.88%	0.00%	1.88%
Interactive Media & Services	1.39%	0.00%	1.39%
Pharmaceuticals	1.35%	0.00%	1.35%
Semiconductors	1.14%	0.04%	1.18%
Internet & Direct Marketing Retail	1.00%	0.00%	1.00%
Data Processing & Outsourced Services	0.91%	0.00%	0.91%
Diversified Banks	0.80%	0.00%	0.80%
Automobile Manufacturers	0.77%	0.00%	0.77%
Healthcare Equipment	0.65%	0.11%	0.76%
Managed Healthcare	0.68%	0.00%	0.68%
Biotechnology	0.65%	0.00%	0.65%
Integrated Oil & Gas	0.65%	0.00%	0.65%
Application Software	0.61%	0.00%	0.61%
Electric Utilities	0.59%	0.00%	0.59%
Life Sciences Tools & Services	0.56%	0.00%	0.56%
Soft Drinks	0.49%	0.00%	0.49%
Aerospace & Defense	0.48%	0.00%	0.48%
Multi-Sector Holdings	0.47%	0.00%	0.47%
Household Products	0.42%	0.00%	0.42%
Specialized REITs	0.39%	0.00%	0.39%
Home Improvement Retail	0.39%	0.00%	0.39%
Oil & Gas Exploration & Production	0.39%	0.00%	0.39%
Hypermarkets & Super Centers	0.38%	0.00%	0.38%
Restaurants	0.35%	0.00%	0.35%
Financial Exchanges & Data	0.34%	0.00%	0.34%
IT Consulting & Other Services	0.18%	0.16%	0.34%
Investment Banking & Brokerage	0.32%	0.00%	0.32%
See Notes to Schedule of Investments.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Industry	Domestic	Foreign	Total
Movies & Entertainment	0.30%	0.00%	0.30%
Regional Banks	0.30%	0.00%	0.30%
Packaged Foods & Meats	0.28%	0.00%	0.28%
Multi-Utilities	0.27%	0.00%	0.27%
Integrated Telecommunication Services	0.26%	0.00%	0.26%
Property & Casualty Insurance	0.17%	0.07%	0.24%
Healthcare Services	0.24%	0.00%	0.24%
Communications Equipment	0.24%	0.00%	0.24%
Industrial Conglomerates	0.23%	0.00%	0.23%
Industrial Machinery	0.22%	0.01%	0.23%
Semiconductor Equipment	0.21%	0.01%	0.22%
Railroads	0.22%	0.00%	0.22%
Asset Management & Custody Banks	0.21%	0.00%	0.21%
Specialty Chemicals	0.21%	0.00%	0.21%
Insurance Brokers	0.18%	0.02%	0.20%
Tobacco	0.20%	0.00%	0.20%
Industrial Gases	0.05%	0.13%	0.18%
Air Freight & Logistics	0.17%	0.00%	0.17%
Hotels, Resorts & Cruise Lines	0.16%	0.00%	0.16%
Cable & Satellite	0.16%	0.00%	0.16%
Construction Machinery & Heavy Trucks	0.16%	0.00%	0.16%
Electrical Components & Equipment	0.16%	0.00%	0.16%
Consumer Finance	0.15%	0.00%	0.15%
General Merchandise Stores	0.15%	0.00%	0.15%
Life & Health Insurance	0.14%	0.00%	0.14%
Building Products	0.09%	0.04%	0.13%
Residential REITs	0.12%	0.00%	0.12%
Oil & Gas Refining & Marketing	0.12%	0.00%	0.12%
Research & Consulting Services	0.11%	0.00%	0.11%
Automotive Retail	0.10%	0.00%	0.10%
Footwear	0.10%	0.00%	0.10%
Apparel Retail	0.10%	0.00%	0.10%
Interactive Home Entertainment	0.10%	0.00%	0.10%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Oil & Gas Equipment & Services	0.09%	0.00%	0.09%
Retail REITs	0.09%	0.00%	0.09%
Agricultural & Farm Machinery	0.09%	0.00%	0.09%
Industrial REITs	0.09%	0.00%	0.09%
Oil & Gas Storage & Transportation	0.09%	0.00%	0.09%
Healthcare Distributors	0.09%	0.00%	0.09%
Fertilizers & Agricultural Chemicals	0.09%	0.00%	0.09%
See Notes to Schedule of Investments.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Industry	Domestic	Foreign	Total
Wireless Telecommunication Services	0.08%	0.00%	0.08%
Electronic Equipment & Instruments	0.07%	0.00%	0.07%
Paper Packaging	0.05%	0.02%	0.07%
Trading Companies & Distributors	0.06%	0.00%	0.06%
Multi-Line Insurance	0.06%	0.00%	0.06%
Home Building	0.06%	0.00%	0.06%
Electronic Components	0.06%	0.00%	0.06%
Airlines	0.06%	0.00%	0.06%
Health Care REITs	0.06%	0.00%	0.06%
Diversified Support Services	0.05%	0.00%	0.05%
Specialty Stores	0.05%	0.00%	0.05%
Personal Products	0.05%	0.00%	0.05%
Commodity Chemicals	0.05%	0.00%	0.05%
Distillers & Vintners	0.05%	0.00%	0.05%
Distributors	0.04%	0.00%	0.04%
Healthcare Facilities	0.04%	0.00%	0.04%
Agricultural Products	0.04%	0.00%	0.04%
Construction Materials	0.04%	0.00%	0.04%
Copper	0.04%	0.00%	0.04%
Casinos & Gaming	0.04%	0.00%	0.04%
Food Distributors	0.03%	0.00%	0.03%
Trucking	0.03%	0.00%	0.03%
Office REITs	0.03%	0.00%	0.03%
Electronic Manufacturing Services	0.00%	0.03%	0.03%
Healthcare Supplies	0.03%	0.00%	0.03%
Gold	0.03%	0.00%	0.03%
Auto Parts & Equipment	0.01%	0.02%	0.03%
Internet Services & Infrastructure	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Steel	0.03%	0.00%	0.03%
Water Utilities	0.02%	0.00%	0.02%
Broadcasting	0.02%	0.00%	0.02%
Drug Retail	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Advertising	0.02%	0.00%	0.02%
Apparel, Accessories & Luxury Goods	0.02%	0.00%	0.02%
Technology Distributors	0.02%	0.00%	0.02%
Construction & Engineering	0.02%	0.00%	0.02%
Metal & Glass Containers	0.02%	0.00%	0.02%
Independent Power Producers & Energy Traders	0.01%	0.00%	0.01%
Gas Utilities	0.01%	0.00%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Consumer Electronics	0.00%	0.01%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Brewers	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
See Notes to Schedule of Investments.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Industry	Domestic	Foreign	Total
Household Appliances	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Alternative Carriers	0.01%	0.00%	0.01%
Housewares & Specialties	0.00%	0.00%	0.00%***
Home Furnishings	0.00%	0.00%	0.00%***
			52.64%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	12.29%
Corporate Notes	11.76%
Agency Mortgage Backed	8.20%
Non-Agency Collateralized Mortgage Obligations	1.97%
Agency Collateralized Mortgage Obligations	0.20%
Asset Backed	0.12%
Municipal Bonds and Notes	0.10%
34.64%

Short-Term Investments	Percentage (based on Fair Value)

Short-Term Investments	12.56%
12.56%
100.00%

***	Less than 0.005%.

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	712	$66,216	$11,146	$20,273	$(1,861)	$(19,715)	584	$35,513	$1,167
State Street Global All Cap Equity ex-U.S. Index Portfolio	439,650	54,037,441	7,610,000	8,300,000	951,486	(14,940,435)	439,318	39,358,492	—
State Street Institutional Treasury Money Market Fund - Premier Class	5,372,404	5,372,404	19,322,603	19,791,345	—	—	4,903,662	4,903,662	24,631
State Street Institutional Treasury Plus Fund - Premier Class	2,309,897	2,309,897	7,494,204	4,247,063	—	—	5,557,038	5,557,038	24,694
State Street Institutional U.S. Government Money Market Fund - Class G Shares	5,658,078	5,658,078	37,803,260	38,403,334	—	—	5,058,004	5,058,004	28,562
TOTAL		$67,444,036	$72,241,213	$70,762,015	$949,625	$(14,960,150)		$54,912,709	$79,054
See Notes to Schedule of Investments.
Elfun Diversified Fund	27

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022 is disclosed in the Fund’s Schedule of Investments.
28

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2022, the Fund entered into futures contracts for the management of interest rate risk and for the equitization of cash.
Credit Default Swaps
During the period ended September 30, 2022, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also
29

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended September 30, 2022, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
30